Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

Note 10 – Stock-Based Compensation

At December 31, 2013, the Company had three stock-based compensation plans: a stock option plan, a performance share stock plan which includes a cash award, and a restricted stock/unit plan. The table below shows total stock-based plan compensation expense, including the cash award, which was recognized in the consolidated statements of income (in thousands):

	2013	2012	2011
Stock-based compensation plan expense, net of related tax benefits	$8,012	$7,396	$7,262
Stock-based compensation plan related tax benefits	4,910	4,533	4,451

Under the option plan, the Company previously granted options to purchase shares of common stock to key employees and outside directors. The last option grants were in 2006 and no future grants are anticipated. Each option has an exercise price equal to the market price of Company common stock on the date of grant and a maximum term of ten years.

The following tables summarize Company stock option plan activity and related information (thousands of options):

	2013		2012		2011
	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price	Number of options	Weighted- average exercise price
Outstanding at the beginning of the year	125	$28.13	177	$27.28	369	$28.04
Exercised during the year	(72)	28.44	(52)	25.25	(192)	28.75
Forfeited or expired during the year	(1)	33.07	—	—	—	—

Outstanding and exercisable at year end	52	$27.57	125	$28.13	177	$27.28

The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option. The aggregate intrinsic value of outstanding and exercisable options, and options that were exercised, are presented in the table below (in thousands):

	2013	2012	2011
Outstanding and exercisable	$1,473	$1,788	$2,697
Exercised	1,402	928	1,949

	December 31, 2013	December 31, 2012	December 31, 2011
Market value of Southwest Gas stock	$55.91	$42.41	$42.49

The weighted-average remaining contractual life for outstanding options was 1.6 years for 2013. All outstanding options are fully vested and exercisable. The following table summarizes information about stock options outstanding at December 31, 2013 (thousands of options):

	Options Outstanding and Exercisable
Range of Exercise Price	Number outstanding	Weighted-average remaining contractual life	Weighted-average exercise price
$20.49 to $23.40	13	0.5 Years	$23.27
$25.00 to $26.10	18	1.5 Years	$25.74
$29.08 to $33.07	21	2.5 Years	$31.91

The Company received $2 million in cash from the exercise of options during 2013 and a corresponding tax benefit of $446,000 which was recorded in additional paid-in capital.

Under the performance share stock plan, the Company may issue performance shares to encourage key employees to remain in its employment and to achieve short-term and long-term performance goals. Plan participants are eligible to receive a cash bonus (i.e., short-term incentive) and performance shares (i.e., long-term incentive). The performance shares vest three years after grant (and are subject to a final adjustment as determined by the Board of Directors) and are then issued as common stock.

The Company awards restricted stock/units under the restricted stock/unit plan to attract, motivate, retain, and reward key employees with an incentive to attain high levels of individual performance and improved financial performance of the Company. The restricted stock/units vest 40% at the end of year one and 30% at the end of years two and three and are issued annually as common stock in accordance with the percentage vested. The restricted stock/unit plan was also established to attract, motivate, and retain experienced and knowledgeable independent directors. Vesting for grants to directors followed the vesting schedule for employees; however, beginning with grants in 2012, the directors’ restricted stock/units vest immediately upon grant. The issuance of common stock for directors occurs when their service on the Board ends.

The following table summarizes the activity of the performance share stock and restricted stock/unit plans as of December 31, 2013 (thousands of shares):

	Performance Shares	Weighted- average grant date fair value	Restricted Stock/Units	Weighted- average grant date fair value
Nonvested/unissued at beginning of year	348	$36.03	207	$37.18
Granted	106	44.83	100	44.83
Dividends	8		7
Forfeited or expired	(3)	39.74	(1)	41.66
Vested and issued*	(136)	27.56	(68)	35.59

Nonvested/unissued at December 31, 2013	323	$39.16	245	$38.00

* Includes shares for retiree payouts and those converted for taxes.

The average grant date fair value of performance shares and restricted stock/units granted in 2012 and 2011 was $41.34 and $37.87, respectively.

As of December 31, 2013, total compensation cost related to nonvested performance shares and restricted stock/units not yet recognized is $3 million.